Stockholders' Deficit (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2022	Dec. 31, 2020	Sep. 30, 2020
Common stock, shares authorized	386,300,000	386,300,000	386,300,000	572,688,450
Common stock, par value (in Dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares outstanding	79,738,747	83,645,759	69,345,606
Common stock, shares issued	79,738,747	83,645,759	69,345,606
Interprivate II Acquisition Crop [Member]
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Warrant, description	In the case that additional shares of Class A common stock or equity-linked securities are issued or deemed issued in connection with a Business Combination, the number of shares of Class A common stock issuable upon conversion of all shares of Class B common stock will equal, in the aggregate, on an as-converted basis, 20% of the total number of shares of Class A common stock outstanding after such conversion (after giving effect to any redemptions of shares of Class A common stock by public stockholders), including the total number of shares of Class A common stock issued, or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued, by the Company in connection with or in relation to the consummation of a Business Combination, excluding any shares of Class A common stock or equity-linked securities or rights exercisable for or convertible into shares of Class A common stock issued, or to be issued, to any seller in a Business Combination and any Private Placement Warrants issued to the Sponsor, officers or directors upon conversion of Working Capital Loans, provided that such conversion of shares of Class B common stock will never occur on a less than one-for-one basis.
Converted basis percentage	20.00%
Common Class A [Member] | Interprivate II Acquisition Crop [Member]
Common stock, shares authorized	380,000,000	380,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares issued	26,075,000
Common stock, shares outstanding	26,075,000
Common stock, shares outstanding	200,000	200,000
Common stock, shares issued	200,000	200,000
Common Class B [Member] | Interprivate II Acquisition Crop [Member]
Common stock, shares authorized	20,000,000	20,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares outstanding	6,468,750	6,468,750
Common stock, shares issued	6,468,750	6,468,750